Accounts receivable	6 Months Ended
Jun. 30, 2024
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable	Accounts receivableAccounts receivable as of June 30, 2024 include unbilled revenue of $83,381 (December 31, 2023 - $107,001) from the Company’s regulated utilities. Accounts receivable as of June 30, 2024 are presented net of allowance for expected credit losses of $34,077 (December 31, 2023 - $30,244).